SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Intangible Assets	$ 3,109,455	$ 3,167,945	$ 3,184,280
Accumulated Amortization	(298,815)	(236,130)
Trademarks [Member]
Total Intangible Assets	216,800	216,800
Customer Relationships
Total Intangible Assets	211,000	211,000	211,000
Equipment Design Documentation
Total Intangible Assets	2,675,000	2,675,000	2,675,000
Operational Software & Website
Total Intangible Assets	$ 305,470	$ 301,275	$ 298,280